Condensed Financial Information of the Parent Company (Details) - Schedule of Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Comprehensive Loss [Abstract]
Loss from equity method investments	¥ (12,618)	¥ (18,581)	¥ (10,895)
Operating expenses	(4,009)	(3,120)
Net loss	(16,627)	(21,701)	(10,895)
Foreign currency translation difference	1,868	(837)	(1,422)
Comprehensive loss	¥ (14,759)	¥ (22,538)	¥ (12,317)